ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Of Assets Held For Sale [Abstract]
Disclosure Of Assets Held-For-Sale [Table Text Block]	A summary of major classes of assets and liabilities classified as held for sale is as follows:
	December 31,	December 31,
	2015	2014
Property, plant and equipment	$1.5	$1.5
	$1.5	$1.5

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The operations of the Snowflake mill were classified as a discontinued operation. A breakdown of earnings (loss) from discontinued operations, net of tax is as follows:

Year ended December 31,
2013
Sales	$0.7
Cost of sales, excluding depreciation and amortization	(1.1)
Depreciation and amortization	–
Impairment, severances and other closure costs	(0.2)
Restructuring costs	(0.4)
Interest expense, net	–
Other income (expense), net	(0.1)
Gain on sale of assets of Snowflake and shares of Apache Railway	4.1
Reorganization items, net (note 6)	0.1
Earnings (loss) from discontinued operations, net of tax	$3.1

Schedule Of Gain on Sale of Disposal Group, Including Discontinued Operation [Table Text Block]
The company recognized a gain on the sale of the assets of Snowflake and the shares of the Apache Railway Company of $4.1 million that consisted of:

Gain on Sale
Contract price	$13.5
Adjusted for:
Transaction fees related to sale	(0.4)
Cancellation of letter of credit related to Arizona Department of Environmental Quality	(2.3)
Net proceeds	10.8
De-recognition of assets
Property, plant and equipment	(6.6)
Other current assets (Apache Railway)	(0.2)
De-recognition of liabilities
Accounts payable and accrued liabilities (Apache Railway)	0.1
$4.1